GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 44,642,481	$ 43,883,527	$ 42,197,663